UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2012
                                                -----------------

Check here if Amendment [   ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Aegis Financial Corporation
           --------------------------------------------------
Address:   6862 Elm Street, Suite 830
           --------------------------------------------------
           McLean, Virginia  22101
           --------------------------------------------------

Form 13F File Number:  28-10411
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott L. Barbee
           -------------------------------------------------------
Title:     President
           -------------------------------------------------------
Phone:     (703) 528-7788
           -------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Scott L. Barbee          McLean, Virginia           February 11, 2013
----------------------     -----------------------      -----------------
[Signature]                     [City, State]                [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                               -------------

Form 13F Information Table Entry Total:              62
                                               -------------

Form 13F Information Table Value Total:           $200,163
                                               -------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AEGIS FINANCIAL CORPORATION
FORM 13F INFORMATION TABLE 12-31-2012:

           COLUMN 1                  COLUMN 2          COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                  VALUE     SHS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER             TITLE OF CLASS         CUSIP   (x$1000)   PRN AMT PRN CALL DISCRETION   MGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
Air Castle Ltd.                   COM                  g0129k104  $ 9,348   745,478 SH          SOLE      NONE    745,478
Alco Stores Inc.                  COM                  001600105  $ 3,064   325,420 SH          SOLE      NONE    325,420
Alliance One International Inc.   COM                  018772103  $14,408 3,958,209 SH          SOLE      NONE  3,958,209
Alliance One International
  Inc.5.500% Due 07-15-14         NOTE 5.500% 07-15-14 018772AQ6  $ 2,835 2,900,000 PRN         SOLE      NONE  2,900,000
American Greetings Corp           CL A                 026375105  $ 3,456   204,613 SH          SOLE      NONE    204,613
American International Group Inc.
  Warrant                         *W EXP 01/19/202     026874156  $ 2,571   186,282 SH          SOLE      NONE    186,282
American Pacific Corp.            COM                  028740108  $10,674   691,317 SH          SOLE      NONE    691,317
Argo Group International Holdings
  Ltd.                            COM                  G0464B107  $   202     6,006 SH          SOLE      NONE      6,006
Aspen Insurance Holdings -
  Preferred Stock                 PFD PRP INC EQ       g05384113  $ 1,284    21,194 SH          SOLE      NONE     21,194
Aspen Insurance Holdings Ltd.     SHS                  G05384105  $ 9,696   302,250 SH          SOLE      NONE    302,250
Ballantyne Strong Inc.            COM                  058516105  $   285    86,343 SH          SOLE      NONE     86,343
Baltic Trading Limited            COM                  Y0553W103  $   563   188,941 SH          SOLE      NONE    188,941
Bassett Furniture Industries      COM                  070203104  $ 7,424   595,352 SH          SOLE      NONE    595,352
Black Rock High Income Shares     SHS BEN INT          09250E107  $    50    21,000 SH          SOLE      NONE     21,000
Bowl America Inc. - Class A       CL A                 102565108  $   189    15,122 SH          SOLE      NONE     15,122
Brandywine Realty Trust           SH BEN INT  NEW      105368203  $   772    63,300 SH          SOLE      NONE     63,300
BRT Realty Trust                  SH BEN INT  NEW      055645303  $ 4,116   633,266 SH          SOLE      NONE    633,266
Cal Dive International Inc.       COM                  12802T101  $ 5,553 3,209,635 SH          SOLE      NONE  3,209,635
California First National Bank
  Corp.                           COM                  130222102  $ 4,619   308,960 SH          SOLE      NONE    308,960
Century Casinos Inc.              COM                  156492100  $ 3,315 1,167,358 SH          SOLE      NONE  1,167,358
CommonWealth REIT                 COM SH BEN INT       203233101  $ 1,336    84,369 SH          SOLE      NONE     84,369
Core-Mark Hldgs                   COM                  218681104  $ 4,044    85,411 SH          SOLE      NONE     85,411
Delta Apparel Inc.                COM                  247368103  $ 6,985   499,629 SH          SOLE      NONE    499,629
Endeavour International           COM NEW              29259G200  $   361    69,698 SH          SOLE      NONE     69,698
EPL Oil & Gas Inc.                COM                  26883D108  $11,049   489,967 SH          SOLE      NONE    489,967
First Federal Northern Michigan
  Bancorp.                        COM                  32021X105  $   164    35,640 SH          SOLE      NONE     35,640
Frequency Electronics, Inc.       COM                  358010106  $ 1,867   227,174 SH          SOLE      NONE    227,174
Frisch's Restaurants, Inc.        COM                  358748101  $   483    26,101 SH          SOLE      NONE     26,101
Globus Maritime                   COM                  Y27265209  $   568   336,972 SH          SOLE      NONE    336,972
Goodrich Petroleum Corp.5.000%
  Due 10-01-29                    NOTE 5.000% 10-01-29 382410AC2  $ 1,878 2,000,000 PRN         SOLE      NONE  2,000,000
Hardinge Inc.                     COM                  412324303  $ 3,451   347,166 SH          SOLE      NONE    347,166
Horsehead Holdings                COM                  440694305  $ 1,291   126,417 SH          SOLE      NONE    126,417
Ingram Micro Inc.                 CL A                 457153104  $ 5,934   350,700 SH          SOLE      NONE    350,700
Integrated Electrical Services,
  Inc.                            COM                  45811E301  $   649   144,201 SH          SOLE      NONE    144,201
LTX-Credence Corporation          COM NEW              502403207  $   274    41,813 SH          SOLE      NONE     41,813
Lubys. Inc.                       COM                  549282101  $ 2,114   316,036 SH          SOLE      NONE    316,036
Magnum Hunter Resources           COM                  55973b102  $ 3,254   815,500 SH          SOLE      NONE    815,500
Mitcham Industies, Inc.           COM                  606501104  $   975    71,497 SH          SOLE      NONE     71,497
Nash Finch Company                COM                  631158102  $ 2,725   128,042 SH          SOLE      NONE    128,042
NRG Energy Inc.                   COM NEW              629377508  $   800    34,790 SH          SOLE      NONE     34,790
Olympic Steel Inc.                COM                  68162K106  $ 3,969   179,272 SH          SOLE      NONE    179,272
Patterson-UTI Energy Inc.         COM                  703481101  $ 8,946   480,200 SH          SOLE      NONE    480,200
PMC Commercial Trust              SH BEN INT           693434102  $   772   108,720 SH          SOLE      NONE    108,720
Republic Airways Holdings         COM                  760276105  $ 1,524   268,250 SH          SOLE      NONE    268,250
Resolute Forest Products Inc.     COM                  76117W109  $ 5,494   414,939 SH          SOLE      NONE    414,939
Sanmina-SCi Corp                  COM                  801056102  $ 5,919   534,665 SH          SOLE      NONE    534,665
Sparton Corporation               COM                  847235108  $ 1,324    95,467 SH          SOLE      NONE     95,467
StarTek, Inc.                     COM                  85569C107  $ 2,820   699,842 SH          SOLE      NONE    699,842
Superior Industries International
  Inc.                            COM                  868168105  $ 3,736   183,133 SH          SOLE      NONE    183,133
SWS Group Inc.                    COM                  78503N107  $ 3,313   626,313 SH          SOLE      NONE    626,313
Sypris Solutions Inc.             COM                  871655106  $ 2,898   731,737 SH          SOLE      NONE    731,737
Tandy Brands Accessories Inc.     COM                  875378101  $   588   392,118 SH          SOLE      NONE    392,118
Tecumseh Products Company -
  Class A                         CL A                 878895200  $ 3,948   854,583 SH          SOLE      NONE    854,583
Tecumseh Products Company -
  Class B                         CL B                 878895101  $ 2,197   477,581 SH          SOLE      NONE    477,581
Tesoro Corp.                      COM                  881609101  $ 7,067   160,425 SH          SOLE      NONE    160,425
Tetra Tech Inc.                   COM                  88162F105  $ 2,525   332,625 SH          SOLE      NONE    332,625
Ultra Petrol Bahamas              COM                  P94398107  $   206   125,017 SH          SOLE      NONE    125,017
Unifi Inc.                        COM NEW              904677200  $   989    76,007 SH          SOLE      NONE     76,007
Versar Inc.                       COM                  925297103  $   844   218,715 SH          SOLE      NONE    218,715
Vestin Realty Mortgage I Inc.     COM                  925490104  $    29    26,809 SH          SOLE      NONE     26,809
Western Refining Inc.             COM                  959319104  $ 1,209    42,893 SH          SOLE      NONE     42,893
White Mountains Insurance Group   COM                  g9618e107  $ 5,222    10,139 SH          SOLE      NONE     10,139